UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.7%
Financials - 22.7%
Banks - 9.4%
Citigroup, Inc.	880,560	$49,161,665
JPMorgan Chase & Co.	950,850	80,470,435
Wells Fargo & Co.	477,090	26,874,480

		156,506,580

Capital Markets - 4.3%
BlackRock, Inc.-Class A	52,540	19,648,909
Goldman Sachs Group, Inc. (The)	98,100	22,496,292
Northern Trust Corp.	108,310	8,985,398
State Street Corp.	257,620	19,630,644

		70,761,243

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc.-Class B (a)	227,070	37,271,270

Insurance - 6.7%
Allstate Corp. (The)	492,640	37,051,454
Axis Capital Holdings Ltd.	102,160	6,539,261
Chubb Ltd.	303,230	39,871,713
FNF Group	608,650	21,521,864
Validus Holdings Ltd.	116,224	6,624,768

		111,609,060

		376,148,153

Information Technology - 17.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	485,690	14,920,397
F5 Networks, Inc. (a)	44,080	5,908,042

		20,828,439

Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	395,480	6,197,172
TE Connectivity Ltd.	152,290	11,322,761

		17,519,933

IT Services - 6.0%
International Business Machines Corp.	291,370	50,849,893
Mastercard, Inc.-Class A	465,080	49,451,956

		100,301,849

Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	968,878	35,674,088
Synaptics, Inc. (a)	165,358	9,322,884
Xilinx, Inc.	476,070	27,707,274

		72,704,246

Software - 2.8%
Activision Blizzard, Inc.	161,489	6,493,473
Microsoft Corp.	215,249	13,915,848
VMware, Inc.-Class A (a)	301,930	26,430,952

		46,840,273

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	217,937	$26,446,655
Seagate Technology PLC	253,520	11,446,428

		37,893,083

		296,087,823

Health Care - 13.9%
Biotechnology - 4.5%
Biogen, Inc. (a)	160,660	44,541,378
Gilead Sciences, Inc.	427,600	30,979,620

		75,520,998

Health Care Equipment & Supplies - 1.0%
Hologic, Inc. (a)	399,250	16,181,603

Health Care Providers & Services - 5.1%
Aetna, Inc.	426,210	50,552,768
Cigna Corp.	75,790	11,082,014
Express Scripts Holding Co. (a)	141,620	9,754,785
UnitedHealth Group, Inc.	85,750	13,900,075

		85,289,642

Life Sciences Tools & Services - 0.9%
Bruker Corp.	616,355	14,626,104

Pharmaceuticals - 2.4%
Pfizer, Inc.	1,230,350	39,039,006

		230,657,353

Industrials - 10.9%
Aerospace & Defense - 5.0%
Boeing Co. (The)	172,220	28,144,192
General Dynamics Corp.	73,450	13,300,326
Raytheon Co.	290,160	41,829,466

		83,273,984

Airlines - 0.9%
Delta Air Lines, Inc.	307,010	14,503,152

Electrical Equipment - 1.3%
EnerSys	143,159	11,159,244
Hubbell, Inc.	85,360	10,420,749

		21,579,993
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	176,395	19,246,459

Machinery - 2.6%
Fortive Corp.	431,130	23,845,800
Parker-Hannifin Corp.	127,590	18,772,317

		42,618,117

		181,221,705

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.6%
Auto Components - 0.8%
BorgWarner, Inc.	326,440	$13,328,545

Household Durables - 1.4%
DR Horton, Inc.	747,340	22,352,939

Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group-Class A (a)	319,283	6,123,848

Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	282,950	8,151,790

Media - 6.8%
AMC Networks, Inc.-Class A (a)	110,810	6,354,954
Comcast Corp.-Class A	292,030	22,024,903
Discovery Communications, Inc.-Class A (a)	519,070	14,715,634
Time Warner, Inc.	724,600	70,177,510

		113,273,001

Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	72,120	6,377,571
VF Corp.	113,620	5,849,158

		12,226,729

		175,456,852

Consumer Staples - 5.8%
Beverages - 2.5%
PepsiCo, Inc.	395,180	41,011,781

Food & Staples Retailing - 3.3%
CVS Health Corp.	80,084	6,311,420
Wal-Mart Stores, Inc.	721,588	48,158,783

		54,470,203

		95,481,984

Energy - 4.8%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	173,630	12,355,511
National Oilwell Varco, Inc.	254,750	9,632,097
Oil States International, Inc. (a)	163,041	6,440,120

		28,427,728

Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil Corp.	343,690	28,832,154
Noble Energy, Inc.	572,160	22,749,081

		51,581,235

		80,008,963

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	609,720	29,882,377

Utilities - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	450,510	16,164,299

Company	Shares	U.S. $ Value
Materials - 0.4%
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	78,510	$6,253,321

Total Common Stocks (cost $1,250,739,189)		1,487,362,830

SHORT-TERM INVESTMENTS - 10.3%
Investment Companies - 10.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.41% (b)(c) (cost $170,859,451)	170,859,451	170,859,451

Total Investments - 100.0% (cost $1,421,598,640) (d)		1,658,222,281
Other assets less liabilities - 0.0%		239,487

Net Assets - 100.0%		$1,658,461,768

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $249,244,325 and gross unrealized depreciation of investments was $(12,620,684), resulting in net unrealized appreciation of $236,623,641.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Relative Value Fund, Inc.

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,487,362,830		$	– 0	–	$	– 0	–	$1,487,362,830
Short-Term Investments	170,859,451			– 0	–		– 0	–	170,859,451

Total Investments in Securities	1,658,222,281			– 0	–		– 0	–	1,658,222,281
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,658,222,281		$	– 0	–	$	– 0	–	$1,658,222,281

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$169,081	$234,374	$232,596	$170,859	$152

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017